Cover Page	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2026
Entity Registrant Name	NAVIGATOR HOLDINGS LTD
Entity Central Index Key	0001581804
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Amendment Flag	false